Share-based Payments - Summary of Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 44,165	$ 38,230	$ 37,520
Cost of revenue [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	5,155	4,890	4,589
Selling and marketing expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	4,948	4,327	4,789
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 34,062	$ 29,013	$ 28,142